Expense Example - CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF - CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF Class	Jul. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	$ 1,201